Changes in Accounting Policies - Amendment to IFRS 4 (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Financial assets	$ 143,061	$ 137,691
SPPI | Debt securities | IFRS 4
Disclosure of initial application of standards or interpretations [line items]
Financial assets	12,900
SPPI | Mortgages and loans, not supporting insurance contract liabilities | IFRS 4
Disclosure of initial application of standards or interpretations [line items]
Financial assets	4,400
SPPI | Mortgages and loans, supporting insurance contract liabilities | IFRS 4
Disclosure of initial application of standards or interpretations [line items]
Financial assets	43,800
Non-SPPI | Debt securities | IFRS 4
Disclosure of initial application of standards or interpretations [line items]
Financial assets	100
Non-SPPI | Mortgages and loans, not supporting insurance contract liabilities | IFRS 4
Disclosure of initial application of standards or interpretations [line items]
Financial assets	200
Non-SPPI | Mortgages and loans, supporting insurance contract liabilities | IFRS 4
Disclosure of initial application of standards or interpretations [line items]
Financial assets	0
Debt securities | Credit risk
Disclosure of initial application of standards or interpretations [line items]
Financial assets	74,443	72,619
Debt securities | Available-for-sale | Credit risk
Disclosure of initial application of standards or interpretations [line items]
Financial assets	13,041	12,652
Debt securities | Available-for-sale | Credit risk | Below Investment Grade
Disclosure of initial application of standards or interpretations [line items]
Financial assets	100
Mortgages and loans
Disclosure of initial application of standards or interpretations [line items]
Financial assets	46,822	$ 42,805
Mortgages and loans | Available-for-sale | Credit risk | Below Investment Grade
Disclosure of initial application of standards or interpretations [line items]
Financial assets	$ 2,100